Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements
Subsequent Events	Other than as disclosed in the financial statements there are no subsequent events to report at lodgement date.

The company issued a news release on September 15, 2014 of their intention to issue a cash dividend. This is subject to final management and all necessary regulatory approvals. Otherwise than as disclosed above and within the financial statements there are no other subsequent events.